PARENT COMPANY INFORMATION - Statement of Financial Position of Constellium SE (parent company only) (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 147,000,000	€ 439,000,000	€ 184,000,000	€ 164,000,000
Trade receivables and other	683,000,000	406,000,000
Other financial assets	58,000,000	39,000,000
Total current assets	1,938,000,000	1,466,000,000
Non-current assets
Property, plant and equipment	1,948,000,000	1,906,000,000	2,056,000,000
Trade receivables and other	55,000,000	68,000,000
Deferred tax assets	162,000,000	193,000,000
Total non-current assets	2,686,000,000	2,663,000,000
Total Assets	4,624,000,000	4,129,000,000
Current liabilities
Trade payables and other	1,377,000,000	905,000,000
Income tax payable	34,000,000	20,000,000
Other financial liabilities	25,000,000	46,000,000
Total current liabilities	1,714,000,000	1,086,000,000
Non-current liabilities
Borrowings	1,871,000,000	2,299,000,000
Income tax payable	14,000,000	10,000,000
Total non-current liabilities	2,619,000,000	3,144,000,000
Total Liabilities	4,333,000,000	4,230,000,000
Equity
Share capital	2,833,547.32	3,000,000
Share premium	420,000,000	420,000,000
Total Equity	291,000,000	(101,000,000)	(85,000,000)	(114,000,000)
Total Equity and Liabilities	4,624,000,000	4,129,000,000
Parent
Current assets
Cash and cash equivalents	0	0	€ 0	€ 0
Trade receivables and other	200,000,000	172,000,000
Other financial assets	26,000,000	34,000,000
Total current assets	226,000,000	206,000,000
Non-current assets
Property, plant and equipment	0	0
Financial assets	1,780,000,000	2,011,000,000
Investments in subsidiaries	187,000,000	173,000,000
Trade receivables and other	29,000,000	38,000,000
Deferred tax assets	18,000,000	15,000,000
Total non-current assets	2,014,000,000	2,237,000,000
Total Assets	2,240,000,000	2,443,000,000
Current liabilities
Trade payables and other	6,000,000	6,000,000
Income tax payable	13,000,000	13,000,000
Other financial liabilities	22,000,000	30,000,000
Total current liabilities	41,000,000	49,000,000
Non-current liabilities
Borrowings	1,670,000,000	1,901,000,000
Income tax payable	83,000,000	77,000,000
Total non-current liabilities	1,753,000,000	1,978,000,000
Total Liabilities	1,794,000,000	2,027,000,000
Equity
Share capital	3,000,000	3,000,000
Share premium	429,000,000	429,000,000
Accumulated retained earnings	(84,000,000)	(116,000,000)
Other reserves	82,000,000	68,000,000
Net income	16,000,000	32,000,000
Total Equity	446,000,000	416,000,000
Total Equity and Liabilities	€ 2,240,000,000	€ 2,443,000,000